Fees Summary	Aug. 31, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 237,000.00
Previously Paid Amount	0.00
Total Fee Amount	32.73
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 32.73
Narrative - Max Aggregate Offering Price	$ 237,000.00
Final Prospectus	true